Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2021
Convertible Preferred Stock And Stockholders Deficit [Abstract]
Schedule Of Convertible Preferred Stock
The number of authorized, issued and outstanding stock, liquidation value, and carrying value as of September 30, 2021 and December 31, 2020, were as follows:

	(unaudited)
	As of September 30, 2021
	Authorized Shares	Issued Shares	Outstanding Shares	Liquidation Preference (in thousands)	Carrying Value (in thousands)
Series A Preferred Shares	133,216,940	133,216,940	133,216,940	$130,686	$9,881
Series B-1 Preferred Shares	13,326,050	13,326,050	13,326,050	$50,000	$49,675
Series B-2 Preferred Shares	3,991,610	3,991,610	3,991,610	$11,981	$12,617
Common Stock	290,000,000	105,460,096	102,620,971	$—	$0.1

	As of December 31, 2020
	Authorized Shares	Issued Shares	Outstanding Shares	Liquidation Preference (in thousands)	Carrying Value (in thousands)
Series A Preferred Shares	133,216,940	133,216,940	133,216,940	$130,686	$9,881
Series B-1 Preferred Shares	13,326,050	13,326,050	13,326,050	$50,000	$49,675
Series B-2 Preferred Shares	3,991,610	3,991,610	3,991,610	$11,981	$12,617
Common Stock	290,000,000	103,062,319	100,223,194	$—	$0.1